SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF RECONCILED CLASS A COMMON STOCK

	For the Nine Months Ended
	September 30,
	2023	2022
Contingently redeemable Class A Common Stock – Opening Balance	$28,750,110	$117,300,000
Less:
Redemption of Class A Common Stock, including interest	(11,335,260)
Plus:
Re-measurement of carrying value to redemption value	1,794,994	2,833,869
Contingently redeemable Class A Common Stock - Ending Balance	19,209,844	120,133,869

RECONCILIATION OF NET LOSS PER COMMON SHARE

	For the Three Months Ended		For the Nine months ended
	September 30,		September 30,
	2023	2022	2023	2022
Redeemable Class A common shares
Numerator:
Net income (loss) allocable to common stock subject to possible redemption	$(252,542)	$(117,823)	$(312,541)	$2,300,089

Denominator: weighted average number of redeemable common share	2,166,749	11,500,000	2,541,210	11,500,000
Basic and diluted net income (loss) per redeemable common share	$(0.12)	$0.01	$(0.12)	$0.20

Non-redeemable Class A and Class B common shares
Numerator:
Net income (loss) allocable to common stock not subject to redemption	$(563,978)	$(35,452)	$(595,119)	$692,082

Denominator: weighted average number of non-redeemable common shares	4,838,792	3,460,275	4,838,792	3,460,275
Basic and diluted net income (loss) per non-redeemable common share	$(0.12)	$0.01	$(0.12)	$0.20